Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,094,734,925.06
Previously Paid Amount	0.00
Total Fee Amount	167,603.92
Total Offset Amount	0.00
Net Fee	$ 167,603.92